Financial Investment Designated at Fair Value Through OCI (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of available-for-sale financial assets [Abstract]
Schedule of movement in financial instruments designated at fair value through OCI
	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Beginning balance	476	692	18,224
Contribution of investment shares	363	1,779	-
Fair value change recorded in OCI	(565)	(1,995)	(17,532)
Ending balance	274	476	692